CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Narrative Disclosure of Generation of Multiple Economic Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Increase in retail energy prices (in percent)	50.00%
Inflation target (in percent)	2.00%
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Weight of scenario (in percent)	10.00%	10.00%